Document and Entity Information	3 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	CC NEUBERGER PRINCIPAL HOLDINGS I
Entity Central Index Key	0001800347
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false